UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ADAR Investment Management LLC
Address:          156 West 56th Street, Suite 801
                  New York, New York 10019

Form 13F File Number: 028-11211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Aaron Morse
Title:            Chief Operating Officer
Phone:            (212) 373-8900

Signature, Place, and Date of Signing:

    /s/ Aaron Morse            New York, New York           August 12, 2008
    ------------------         ------------------           -------------
       [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total:     $115,284 (thousands)


List of Other Included Managers:            None.


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FORM 13F INFORMATION TABLE
For Quarter Ended: 06/30/08                       Name of Reporting Manager:  ADAR Investment Management LLC

                                                                                                                    Item 8:
Item 1:                          Item 2 :      Item 3:     Item 4:    Item 5:            Item 6:    Item 7:    Voting Authority
Name of Issuer                Title of Class   CUSIP     Fair Market Shares or          Investment  Other      (a)      (b)    (c)
                                               Number       Value   Principal  Sh/ Put/ Discretion  Managers   Sole   Shared   None
                                                          (X$1000)    Amount   Prn Call

ASSISTED LIVING CONCPT NEV N  CL A             04544X102     2,310    420,000  SH          SOLE                420,000
CASTLEPOINT HOLDINGS LTD      COM              G19522112     4,909    540,000  SH          SOLE                540,000
COMCAST CORP NEW              CL A             20030N101     3,794    200,000  SH          SOLE                200,000
CYPRESS SEMICONDUCTOR CORP    COM              232806109    12,375    500,000  SH          SOLE                500,000
FIRST MERCURY FINANCIAL CORP  COM              320841109       441     25,000  SH          SOLE                 25,000
GENEVA ACQUISITION CORP       UNIT 99/99/9999  37185Y203     1,782    300,000  SH          SOLE                300,000
GRACE W R & CO DEL NEW        COM              38388F108    14,681    625,000  SH          SOLE                625,000
HALLIBURTON CO                COM              406216101     2,654     50,000  SH          SOLE                 50,000
HICKS ACQUISITION CO I INC    UNIT 99/99/9999  429086408     1,968    200,000  SH          SOLE                200,000
HORSEHEAD HLDG CORP           COM              440694305     4,864    400,000  SH          SOLE                400,000
KANSAS CITY SOUTHERN          COM NEW          485170302    12,097    275,000  SH          SOLE                275,000
KBL HEALTHCARE ACQUIS CORP I  COM              48241N107     4,470    600,000  SH          SOLE                600,000
LAZARD LTD                    SHS A            G54050102     1,025     30,000  SH          SOLE                 30,000
MFA MTG INVTS INC             COM              55272X102     4,409    676,200  SH          SOLE                676,200
PENNANTPARK INVT CORP         COM              708062104       252     34,948  SH          SOLE                 34,948
PROSPECT CAPITAL CORPORATION  COM              74348T102       330     25,000  SH          SOLE                 25,000
RENAISSANCE ACQUISITION CORP  UNIT 01/28/2011  75966C206       598    100,000  SH          SOLE                100,000
RENAISSANCERE HOLDINGS LTD    COM              G7496G103     2,680     60,000  SH          SOLE                 60,000
RISKMETRICS GROUP INC         COM              767735103       786     40,000  SH          SOLE                 40,000
SAIC INC                      COM              78390X101     2,601    125,000  SH          SOLE                125,000
SCRIPPS E W CO OHIO           EX DISTRIB       811054113       307    100,000  SH          SOLE                100,000
SEANERGY MARITIME CORP        SHS              Y73760103     1,466    150,000  SH          SOLE                150,000
SHANGHAI CENTURY ACQUISIT CO  SHS              G80637104       765     96,800  SH          SOLE                 96,800
TW TELECOM INC                COM              87311L104     4,809    300,000  SH          SOLE                300,000
TREMISIS ENERGY ACQ CORP II   UNIT 99/99/9999  89472N200       803    100,000  SH          SOLE                100,000
TRIAN ACQUISITION I CORP      COM              89582E108     5,526    600,000  SH          SOLE                600,000
TRIPLECROWN ACQUISITION CORP  UNIT 07/12/2012  89677G208     4,875    500,000  SH          SOLE                500,000
UNITED REFINING ENERGY CORP   COM              911360105     1,890    200,000  SH          SOLE                200,000
VICTORY ACQUISITION CORP      UNIT 99/99/9999  92644D209     2,050    200,000  SH          SOLE                200,000
XL CAP LTD                    CL A             G98255105     7,710    375,000  SH          SOLE                375,000
XM SATELLITE RADIO HLDGS INC  CL A             983759101     1,098    140,000  SH          SOLE                140,000
YAMANA GOLD INC               COM              98462Y100     4,962    300,000  SH          SOLE                300,000


      Information Table Entry Total:        32
Information Value Total (Thousands):   115,284

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